Related-Party Balances and Transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related-Party Balances and Transactions [Abstract]
Schedule of Related Party Transactions

The principal related-party balances as of December 31, 2024 and 2025, and transactions for the years ended December 31, 2023, 2024 and 2025 are as follows:

Name of Related Party	Relationship to the Group
Maase Inc. (“MAASE”)	A shareholder of the Group (formerly known as “Puyi Inc.” and “Highest Performances Holdings Inc.”)
Chengdu Puyi Bohui Information Technology Co.,	Controlled by MAASE before September 30,2025
Puyi Enterprise Management Consulting Co., Ltd	Controlled by MAASE before September 30,2025

Schedule of Related Party Balances

Related-party Balances:

	As of December 31,	As of December 31,
	2025	2025
Amount due from related parties	RMB	USD
Maase Inc.(i)	13,733	1,981
Less: Allowance for credit loss	(481)	(86)
Total	13,252	1,895

(i)	Amount represents unsecured, interest-free loans due from related parties, which are repayable in two years. The loans were provided to supplement MAASE’s working capital.